OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2018
OTHER PAYABLES AND ACCRUALS
OTHER PAYABLES AND ACCRUALS

15. OTHER PAYABLES AND ACCRUALS

Components of other payables and accruals as of December 31, 2017 and 2018 were as follows:

	2017	2018
	RMB (in millions)
Accrued operating expenses	2,852	3,626
Deposits received from suppliers and packaged-tour users	507	836
Payable for acquisition and investments	626	226
Provision related to an equity method investment (Note 12)	367	367
Others	746	799
Total	5,098	5,854